Convertible Debt Assumed in 2018 Acquisition	12 Months Ended
Dec. 31, 2021
Debt Disclosure [Abstract]
Convertible Debt Assumed in 2018 Acquisition

6. Convertible Debt Assumed in 2018 Acquisition

On November 5, 2018, the Company completed a merger agreement dated October 23, 2018 with Incumaker, Inc., whereby all of the shareholders of the Company exchanged their shares of common stock in exchange for shares of Incumaker, Inc. common stock. The merger was treated as a reverse merger and recapitalization of the Company for financial accounting purposes. In conjunction with the merger agreement with Incumaker, Inc., the Company assumed certain outstanding convertible notes payable. The notes payable had interest rates ranging from 8% to 22% per annum and were convertible by the holder at the lesser of $0.07 per share or 70% of the lowest trading price of the Company’s common stock in the 5 days immediately prior to conversion. These conversion terms generated a derivative liability that was extinguished as described in Note 11. As of December 31, 2019, the outstanding principal balance of these convertible notes payable totaled $224,820 and related accrued interest payable was $54,547.

On May 29, 2020, notes payable with a principal balance of $184,820 and accrued interest payable of $79,376, or a total of $264,196, were converted into 1,528,107 shares of the Company’s common stock. As the common shares issued had a fair market value of $1,827,066, which was in excess of the principal balance and accrued interest payable converted, the Company recorded the difference of $1,562,870 as a loss on extinguishment of debt in the consolidated statements of operations.

At December 31, 2021 and 2020, the remaining convertible debt assumed in the transaction had a principal balance outstanding of $20,000, and accrued interest payable of $11,537 and $11,137, respectively. During the years ended December 31, 2021 and 2020, related interest expense was $400 and $3,000, respectively. As of December 31, 2021, convertible debt assumed in the transaction, including accrued interest payable, was convertible into 19,286 shares of the Company’s common stock.